FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2011
                                                        -------------

Check here if Amendment [  ]     Amendment Number:
This Amendment:         [  ]     is a restatement.
                        [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nexus Investment Management Inc.
Address:     120 Adelaide Street West, Suite 1010
             Toronto, Ontario
             Canada  M5H 1T1

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place, and Date of Signing:

/s/ R. Denys Calvin               Toronto, Ontario          July 5, 2011
----------------------            ----------------          ------------
     Signature                      City, State                 Date

Report Type:

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Nil
                                         ---------
Form 13F Information Table Entry Total:     49
                                         ---------
Form 13F Information Table Value Total:   363,485
                                         ---------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE
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
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Column 1                           Column 2         Column 3   Column 4              Column 5  Column 6   Column 7     Column 8
                                                                          Shares or
                                   Title of                      Value    Principal  SH/  PUT/ Investment Other    Voting Authority
Name of Issuer                      Class           Cusip      (x$1,000)    Amount   PRN  CALL Discretion Managers Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                           COM             037833100     6,342      18,895  SH           SOLE               X
BANK OF AMERICA CORPORATION         COM             060505104       425      38,800  SH           SOLE               X
BANK MONTREAL QUE                   COM             063671101       372       5,850  SH           SOLE               X
BANK NOVA SCOTIA HALIFAX            COM             064149107    24,304     403,388  SH           SOLE               X
BCE INC                             COM NEW         05534B760     1,428      36,407  SH           SOLE               X
BROOKFIELD ASSET MGMT INC           CL A LTD VT SH  112585104       753      22,621  SH           SOLE               X
BROOKFIELD INFRAST PARTNERS LP INT  UNIT            G16252101    14,266     570,095  SH           SOLE               X
CAE INC                             COM             124765108    10,873     805,900  SH           SOLE               X
CDN IMPERIAL BK OF MERCE            COM             136069101       330       4,177  SH           SOLE               X
CANADIAN NATL RY CO                 COM             136375102       296       3,700  SH           SOLE               X
CANADIAN NAT RES LTD                COM             136385101     1,107      26,400  SH           SOLE               X
CENOVUS ENERGY INC                  COM             15135U109     8,633     228,708  SH           SOLE               X
CISCO SYS INC                       COM             17275R102     6,416     411,025  SH           SOLE               X
COVIDIEN PLC                        SHS ADDED       G2554F113    10,184     191,320  SH           SOLE               X
DANAHER CORP DEL                    COM             235851102     1,441      27,200  SH           SOLE               X
DAVITA INC                          COM             23918K108    10,818     124,900  SH           SOLE               X
ENBRIDGE INC                        COM             29250N105    21,717     667,776  SH           SOLE               X
ENCANA CORP                         COM             292505104     7,387     239,183  SH           SOLE               X
FORD MTR CO DEL                     COM PAR $0.01   345370860       924      67,000  SH           SOLE               X
GLOBAL TRAFFIC NETWORK INC          COM             37947B103       115      10,000  SH           SOLE               X
HARBIN ELECTRIC INC                 COM             41145W109       307      20,300  SH           SOLE               X
HEWLETT PACKARD CO                  COM             428236103     7,469     205,200  SH           SOLE               X
JPMORGAN CHASE & CO                 COM             46625H100       393       9,600  SH           SOLE               X
NEXEN INC                           COM             65334H102       812      36,000  SH           SOLE               X
PFIZER INC                          COM             717081103    11,696     567,775  SH           SOLE               X
PIONEER NAT RES CO                  COM             723787107       493       5,500  SH           SOLE               X
INTS INTL LTD                       COM NEW         730843208     1,566     156,337  SH           SOLE               X
PRICE T ROWE GROUP INC              COM             74144T108     1,581      26,200  SH           SOLE               X
PROGRESSIVE WASTE SOLUTIONS         COM ADDED       74339G101    13,941     559,900  SH           SOLE               X
RESEARCH IN MOTION LTD              COM             760975102     4,182     144,635  SH           SOLE               X
ROGERS COMMUNICATIONS INC           CL B            775109200    15,861     400,485  SH           SOLE               X
ROYAL BK CDA MONTREAL QUE           COM             780087102    24,250     424,167  SH           SOLE               X
SPDR GOLD TRUST GOLD                SHS             78463V107       245       1,675  SH           SOLE               X
STARBUCKS CORP                      COM             855244109       592      15,000  SH           SOLE               X
SUNCOR ENERGY INC NEW               COM             867224107    16,258     414,745  SH           SOLE               X
TALISMAN ENERGY INC                 COM             87425E103    11,570     563,200  SH           SOLE               X
TECK RESOURCES LTD                  CL B            878742204     1,184      23,300  SH           SOLE               X
TELUS CORP NON-VTG                  SHS             87971M202    16,683     316,551  SH           SOLE               X
SMUCKER J M CO                      COM NEW         832696405    10,059     131,600  SH           SOLE               X
THOMSON REUTERS CORP                COM             884903105    10,255     273,101  SH           SOLE               X
TIM HORTONS INC                     COM             88706M103    10,990     225,050  SH           SOLE               X
TORONTO DOMINION BK ONT             COM NEW         891160509    30,267     356,888  SH           SOLE               X
TRANSCANADA CORP                    COM             89353D107    15,081     343,385  SH           SOLE               X
VALEANT PHARMACEUTICALS INTL        COM             91911K102     1,217      23,400  SH           SOLE               X
WAL MART STORES INC                 COM             931142103     8,441     158,850  SH           SOLE               X
WALTER ENERGY INC                   COM             93317Q105     9,732      84,040  SH           SOLE               X
WELLS FARGO & CO NEW                COM             949746101       755      26,900  SH           SOLE               X
WESTERN DIGITAL CORP                COM             958102105     9,240     253,980  SH           SOLE               X
YAMANA GOLD INC                     COM             98462Y100       234      20,000  SH           SOLE               X
                                                                363,485

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